Restructuring	6 Months Ended
Jul. 02, 2023
Restructuring and Related Activities [Abstract]
Restructuring	Restructuring
During 2018, the Parent announced plans to implement actions across its global supply chain that are intended to enable the Company to focus resources and increase investments in critical capabilities, technologies and solutions necessary to manufacture and supply its product portfolio of the future, enhance agility and drive growth. These supply chain actions have included expanding its use of strategic collaborations, and bolstering its initiatives to reduce complexity, improving cost-competitiveness, enhancing capabilities, and optimizing its network. The restructuring charges associated with the program, and directly attributed to the Company, were primarily related to contractors/outside services, asset write-downs, and accelerated depreciation. The program was completed in the fiscal fourth quarter of 2022. These costs have been recognized in the Combined Statement of Operations as follows:

(Dollars in Millions)	2022	2021	2020
Cost of sales	$55	$48	$34
Selling, general, and administrative expenses	45	68	48
Other (income) expense, net, operating	—	1	(16)
Total	$100	$117	$66